CONVERTIBLE DEBENTURES (Details Narrative)						12 Months Ended
	Nov. 04, 2022 USD ($)	Aug. 17, 2022 USD ($)	Jun. 16, 2022 USD ($)	Dec. 15, 2021 USD ($) $ / shares shares	Apr. 14, 2021 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jan. 20, 2023 USD ($)	Feb. 07, 2022 USD ($)	May 20, 2021 $ / shares	May 05, 2021 $ / shares	Jan. 01, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate percentage	12.00%											2.00%
Debt instrument unamortized discount							$ 9,680,000
Number share issued value						$ 26,000
Common stock shares authorized | shares						900,000,000	900,000,000
Debt instrument, conversion feature			$ 99,000
Gain (loss) on extinguishment of debt						$ 2,383,088
Change in fair value						811,000	(116,000)
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number share issued value						$ 25
December 15, 2021 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, conversion feature				$ 12,985,000
December 15, 2021 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Extension fees									$ 249,079
Description for uplisted term and trigger Events				Subsequent to the year end, the date by which the Uplist had to be completed was further extended to June 15, 2022, with no additional fee included. The Company will make a one-time payment to the Investor equal to 15% of the gross proceeds the Company receives from the offering expected to be effected in connection with the Uplist (whether from the sale of shares of its Common Stock and / or preferred stock) within ten (10) days of receiving such amount. In the event Borrower does not make this payment, the then-current outstanding balance will be increased by 10%. In addition, the Company had 30 days in which to secure the Note and grant the Lender a first position security interest in the real property in Texas and Iowa, and if it had not been effectuated within the 30 days the outstanding balance would have been increased by 15%
Common stock shares authorized | shares				65,000,000
Common stock shares subscribed but unissued | shares				100,000,000
Debt instrument event of default description						Upon such an Event of Default, the interest rate increases to 18% per annum and the outstanding balance of the Note increases from 5% to 15%, depending upon the specific Event of Default
December 15, 2021 Debenture [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number share issued value				$ 15,000,000
Restructured Senior Note [Member].
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, fair value						$ 18,914,000
Gain (loss) on extinguishment of debt						2,540,000
Derivative fair value						12,290,000
Fair value option, changes						$ 17,738,000	$ 30,028,000
Share price | $ / shares						$ 0.16
Fair value derivative						$ 21,290,000
Change in fair value						$ 2,376,000
Restructured Senior Note [Member]. | Measurement Input, Share Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input						0.1017
Restructured Senior Note [Member]. | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input						3.73
Restructured Senior Note [Member]. | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input						117.77
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount		$ 5,433,333						$ 631,968
Debt instrument interest rate percentage		12.00%						10.00%
Debt instrument unamortized discount		$ 433,333						$ 56,868
Debt instrument transaction expense		10,000
Debt instrument outstanding face amount		816,500
Number share issued value					$ 5,000,000
Repayments for debt		3,000,000
Debt instrument, fair value		$ 3,400,000
Share price | $ / shares										$ 0.55	$ 0.55
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate percentage				12.00%
Debt instrument outstanding face amount				$ 2,448,000
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Share Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Embedded derivative, measurement input				0.3075
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Share Price [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Embedded derivative, measurement input				0.305
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Embedded derivative, measurement input				0.69
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Embedded derivative, measurement input				125.90
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount				$ 16,320,000
Debt instrument unamortized discount				1,300,000
Debt instrument transaction expense				20,000
Debt issuance costs				2,035,000
Payments of loan costs				$ 1,095,000
Number of warrant issued | shares				3,000,000
Fair value private placement				$ 940,000
Debt iInstrument, redemption, description				The “Redemption Repayment Price” equals 90% multiplied by the average of the two lowest volume weighted average price per share of the Common Stock during the ten (10) trading days immediately preceding the date that the Investor delivers notice electing to redeem a portion of the Note. The redemption amount shall include a premium of 15% of the portion of the outstanding balance being paid (the “Exit Fee”). As the Exit Fee is to be included in every settlement of the Note, an additional 15% of the principal balance, which totals $2,448,000, was recognized along with the principal balance, and offset by a contra account in a manner similar to a debt discount. In addition to the Investor’s right of redemption, the Company has the option to prepay the Notes at any time prior to the Maturity Date by paying a premium of 15% plus the principal, interest, and fees owed as of the prepayment date
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Debentures Subject to Mandatory Redemption [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding investor redeem				$ 1,000,000
Redemption, per share | $ / shares				$ 0.0001
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Share Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input				0.32
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input				1.19
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input				209.9
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, measurement input				0
Amended and Restated Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument face amount						$ 1,336,000
Repayments for debt	$ 10,000,000
Description for uplisted term and trigger Events	Additionally, if the Closing Date is after December 31, 2022, the outstanding balance of all indebtedness owed by the Company to December 2021 Investor will be increased automatically by 2% and will automatically increase by 2% every 30 days thereafter until the Closing, or substantially similar terms as approved by the Board of Directors of the Company. Additional key modifications include i) the Uplist terms were removed, ii) Maturity date was modified from December 15, 2023 to December 4, 2023, and iii) the outstanding balance of the Convertible Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”). As of March 31, 2023, the Merger has not yet closed, and therefore the 2% of the outstanding balance was increased as of March 31, 2023